Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2024
Other Investments- Equity Securities [Member] | FVTPL [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Market comparison technique: The valuation model is based on market multiple derived from quoted prices of companies comparable to the investee.
Significant unobservable inputs	Net revenue multiple: 3.7 - 4.8 (March 31, 2023: 3.7 - 4.8)
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the net revenue multiple was higher (lower)
Other Liabilities Related to Business Combinations [Member] | Q2T [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.
Significant unobservable inputs	Expected cash flows: March 31, 2023: USD 5,071Risk-adjusted discount rate: March 31, 2023: 10.2%
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate was lower (higher)
Other Liabilities Related to Business Combinations [Member] | Simplotel [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, revenue and earnings before interest, tax, depreciation and amortisation (EBITDA).
Significant unobservable inputs	Volatility: 23.8% - 53.5% (March 31, 2023: 25.3% -58.5%)Risk free interest rate: 7.13% (March 31, 2023: 7.25%)Discount rate: 22.0% (March 31, 2023: 19.7%)Revenue for 12 months ended September 30, 2025 - USD 4,907 (March 31, 2023: USD 5,442)EBITDA (loss) for 12 months ended September 30, 2025 - USD (265) (March 31, 2023: USD (48))
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility was higher (lower)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the revenue was higher (lower)– the EBITDA was higher (lower)
Other Liabilities Related to Business Combinations [Member] | Savaari [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Monte Carlo Simulation (MCS): The valuation model incorporates assumptions as to volatility, risk free interest rate, discount rate, net revenue, servicing margin, profit before tax and financial parameters.
Significant unobservable inputs	Volatility: 31.2% - 45.0%Risk free interest rate: 7.17%Discount rate: 17.0%-20.8%Net revenue - USD 6,361 - USD 9,674Servicing margin - USD 1,790 - USD 2,648Profit before tax - USD 1.037 - USD 2,434Financial parameters - USD 4,883 - USD 7,064
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the volatility was lower (higher)– the risk free interest rate was lower (higher)– the discount rate was lower (higher)– the net revenue was higher (lower)– the servicing margin was higher (lower)– the profit before tax was higher (lower)– the financial parameters were higher (lower)